Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Deferred Tax [Abstract]
Tax losses available from subsidiaries	R 127.7	R 138.1
Unrecognized deferred tax liabilities	R 2,015.9	R 1,676.8